Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consist of the following components:

(Millions of US dollars) Cost or valuation:	Land	Buildings	Machinery and Equipment	Construction in Progress [1]	Total
At 31 March 2017	$69.5	$344.5	$1,175.7	$56.6	$1,646.3
Additions [2]	—	7.9	83.8	126.1	217.8
Disposals[3]	(1.4)	(5.6)	(24.3)	(3.6)	(34.9)
Exchange differences	0.1	—	0.9	(0.2)	0.8
At 31 March 2018	$68.2	$346.8	$1,236.1	$178.9	$1,830.0
Additions	1.6	58.9	203.6	76.7	340.8
Acquisitions	19.2	44.1	159.5	7.5	230.3
Transfers[4]	—	(6.0)	2.2	(6.5)	(10.3)
Disposals[3]	(0.2)	(5.9)	(48.1)	(1.2)	(55.4)
Exchange differences	(5.0)	(5.1)	(45.7)	1.8	(54.0)
At 31 March 2019	$83.8	$432.8	$1,507.6	$257.2	$2,281.4

Accumulated depreciation:
At 31 March 2017	$—	$(128.0)	$(639.3)	$—	$(767.3)
Charge for the year	—	(11.3)	(77.6)	—	(88.9)
Disposals[3]	—	1.9	16.6	—	18.5
Exchange differences	—	—	(0.2)	—	(0.2)
At 31 March 2018	$—	$(137.4)	$(700.5)	$—	$(837.9)
Charge for the year	—	(14.6)	(95.0)	—	(109.6)
Transfers[4]	—	0.8	3.7	—	4.5
Disposals[3]	—	4.1	23.3	—	27.4
Exchange differences	—	3.2	19.4	—	22.6
At 31 March 2019	$—	$(143.9)	$(749.1)	$—	$(893.0)
Net book amount:
At 31 March 2018	$68.2	$209.4	$535.6	$178.9	$992.1
At 31 March 2019	$83.8	$288.9	$758.5	$257.2	$1,388.4
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1	Construction in progress is presented net of assets transferred into service.

2	Additions include US$5.4 million and US$4.8 million of capitalized interest for the years ended 31 March 2019 and 2018, respectively.

3
The US$28.0 million net book value of disposals in fiscal year 2019 includes US$13.7 million of usage of replacement parts, US$6.1 million of impairment due to the Company's decision to cease production of its fiberglass windows business, US$2.6 million of impairment related to the discontinuance of its MCT product line, US$0.4 million of impairment charges on individual assets and US$5.2 million of disposals of assets no longer in use. The US$16.4 million net book value of disposals in fiscal year 2018 includes US$13.9 million of usage of replacement parts and US$0.7 million of impairment charges on individual assets. The remaining net book value of disposals of US$1.8 million is related to the disposal of assets no longer in use.

4
Transfers include the net book value of Property, plant and equipment, net associated with our fiberglass windows business, which was classified as held for sale at 31 March 2019. This net book value of US$5.8 million was removed from Property, plant and equipment, net and was included in the Prepaid expenses and other current assets on the consolidated balance sheets at 31 March 2019.

Depreciation expense for the years ended 31 March 2019, 2018 and 2017 was US$109.6 million, US$88.9 million and US$80.3 million, respectively.
Impairment of Long-Lived Assets
The Company performs an asset impairment review on a quarterly basis in connection with its assessment of production capabilities and the Company’s ability to meet market demand.
During the years ended 31 March 2019, 2018 and 2017, the Company recorded total impairment charges on property, plant and equipment of US$9.1 million, US$0.7 million and US$0.5 million, respectively. An impairment charge of US$8.7 million was recorded during the year ended 31 March 2019 associated with the Company's decision to cease production of its fiberglass windows business and to discontinue its MCT product line, which is included in Asset impairments on the consolidated statements of operations and comprehensive income. Other impairment charges related to individual assets of US$0.4 million, US$0.7 million and US$0.5 million during years ended 31 March 2019, 2018 and 2017, respectively, were included in Cost of goods sold on the consolidated statements of operations and comprehensive income.